Fair Value Measurement - Level 3 fair value measurements (Details)	Dec. 31, 2021 $ / shares Y	Aug. 06, 2021 $ / shares Y
Exercise price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	11.50	11.50
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9.6	11.3
Stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	9.66	9.66
Remaining term (yrs)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input | Y	5.75	6.51
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.32	0.99